Contingencies and Commitments - Narrative (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 CLP ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CLP ($)
Contingencies and Commitments [Line Items]
Provisions for lawsuits	$ 3,928		$ 4,504
Bank affiliates balance	$ 1,944,379		$ 1,325,795
Annual limit (in Dollars)		$ 100
Guarantees
Contingencies and Commitments [Line Items]
Annual limit (in Dollars)		$ 50